EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Common Share
EARNINGS PER SHARE

Note 2 — Earnings Per Common Share

The following reconciles the numerator and denominator of the basic and diluted earnings per common share computation:

	Nine months		Three months
	Ended September 30,		Ended September 30,
(In thousands, except price per share)	2013	2012	2013	2012
Numerator (Net income available to common shareholders)	$3,287	$2,271	$1,046	$881
Denominator
Weighted average common shares outstanding for:
Basic earnings per share	5,281	3,780	5,295	4,693
Dilutive securities:
Deferred compensation	—	—	—	2
Warrants — Treasury stock method	41	27	46	31
Diluted earnings per share	5,322	3,807	5,341	4,726
The average market price used in calculating assumed number of shares	$9.50	$7.84	$10.33	$8.27

At September 30, 2013, there were 73,022 outstanding options at an average exercise price of $20.23. None of these options has an exercise price below the average market price of $10.33 for the three-month period ended September 30, 2013 or $9.50 for the nine-month period ended September 30, 2013, and, therefore they are not deemed to be dilutive.  In the fourth quarter of 2011, we issued $2.5 million in 8.75% subordinated notes maturing on December 16, 2019.  On November 15, 2012, the subordinated notes were redeemed in full at par. Warrants for 107,500 shares of common stock at $5.90 per share were issued in connection with the issuance of the subordinated debt.  These warrants expire December 16, 2019 and are included in dilutive securities in the table above.

Note 19—EARNINGS PER SHARE

        The following reconciles the numerator and denominator of the basic and diluted earnings per common share computation:

	Year ended December 31,
(Amounts in thousands)	2012	2011	2010
Numerator (Included in basic and diluted earnings per share)	$3,292	$2,654	$1,190

Denominator
Weighted average common shares outstanding for:
Basic earnings common per share	4,144	3,287	3,262
Dilutive securities:
Warrants—Treasury stock method	28	—	—

Diluted common share outstanding	4,172	3,287	3,262

The average market price used in calculating assumed number of shares	$7.98	$6.34	$5.78

        For the years ended December 31, 2012, 2011 and 2010, options are not dilutive in calculating diluted earnings per share. In 2010, 2011, and 2012 the exercise price on all outstanding options exceeded the average market price for the year.

        On December 16, 2011 there were 107,500 warrants issued in connection with the issuance $2.5 million in subordinated debt. (See Note 13) These warrants were not dilutive to earnings per share for the period ended December 31, 2011. As shown above, the warrants were dilutive for the period ended December 31, 2012.